10-K Revenue - Disaggregation of Revenues (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Product net revenue	$ 43,769	$ 4,549,342	$ 184,945	$ 9,346,335	$ 15,975,783	$ 3,404,113
Product
Disaggregation of Revenue [Line Items]
Product net revenue					15,975,783	3,024,113
Service
Disaggregation of Revenue [Line Items]
Product net revenue					$ 0	$ 380,000